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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  DECEMBER 31, 2005
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HANAWALT ASSOCIATES LLC
Address:  645 MADISON AVENUE, 6TH FLOOR
          NEW YORK, NEW YORK 10022

Form 13F File Number: 28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         LAWRENCE S. PIDGEON
Title:        MEMBER - HANAWALT ASSOCIATES LLC
Phone:        (212) 404-4651

Signature, Place, and Date of Signing:

 /S/ LAWRENCE S. PIDGEON         NEW YORK, NEW YORK            FEBRUARY 3, 2006
 -----------------------         ------------------            ----------------
      [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                            FORM 13F-HR SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          39
                                                 --

Form 13F Information Table Value Total:          $371,920
                                                 --------
                                                 (thousands)



List of Other Included Managers:                 NONE
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
13F Information Table for Hanawalt Associates, LLC (12/31/05)

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                                                       MARKET
                                     TITLE             VALUE     SHARE/                                           VOTING AUTHORITY
                                      OF              (USD IN     PRN      SHARE/ PUT/  INVESTMENT   OTHER   -----------------------
           NAME OF ISSUER            CLASS   CUSIP   THOUSANDS)  AMOUNT     PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
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
WAL MART STORES INC CMN               COM  931142103   52,318   1,117,900    SH            SOLE              1,117,900
MBNA CORPORATION CMN                  COM  55262L100   43,141   1,589,000    SH            SOLE              1,589,000
AUTOZONE, INC. CMN                    COM  053332102   31,645     344,900    SH            SOLE                344,900
DIRECTV GROUP INC CMN                 COM  25459L106   29,824   2,112,200    SH            SOLE              2,112,200
SNAP-ON INC CMN                       COM  833034101   29,334     781,000    SH            SOLE                781,000
MERCURY GENERAL CORPORATION CMN       COM  589400100   23,663     406,447    SH            SOLE                406,447
CBRL GROUP INC CMN                    COM  12489V106   23,300     662,883    SH            SOLE                662,883
SEARS HOLDINGS CORPORATION CMN        COM  812350106   23,281     201,519    SH            SOLE                201,519
INTL SPEEDWAY CORP-CL A CMN CLASS A   COM  460335201   14,346     299,500    SH            SOLE                299,500
IHOP CORP NEW CMN                     COM  449623107    8,411     179,300    SH            SOLE                179,300
AUTONATION, INC. CMN                  COM  05329W102    6,777     311,876    SH            SOLE                311,876
MOHAWK INDUSTRIES INC COMMON STOCK    COM  608190104    6,167      70,900    SH            SOLE                 70,900
TYCO INTERNATIONAL LTD. CMN           COM  902124106    6,118     212,000    SH            SOLE                212,000
LEGGETT & PLATT INC CMN               COM  524660107    5,338     232,500    SH            SOLE                232,500
COCA-COLA CO CMN                      COM  191216100    5,256     130,400    SH            SOLE                130,400
PRE PAID LEGAL SERVICES INC CMN       COM  740065107    5,204     136,200    SH            SOLE                136,200
FIFTH THIRD BANCORP CMN               COM  316773100    4,907     130,100    SH            SOLE                130,100
CARMAX INC CMN                        COM  143130102    4,772     172,400    SH            SOLE                172,400
BERKSHIRE HATHAWAY INC CL-A
  (DEL) CLASS A                       COM  084670108    3,899          44    SH            SOLE                     44
KERZNER INTERNATIONAL LTD CMN         COM  P6065Y107    3,319      48,280    SH            SOLE                 48,280
TJX COMPANIES INC (NEW) CMN           COM  872540109    3,231     139,100    SH            SOLE                139,100
CNA FINCL.CORP. CMN                   COM  126117100    3,165      96,700    SH            SOLE                 96,700
CONSOLIDATED GRAPHICS INC CMN         COM  209341106    3,108      65,663    SH            SOLE                 65,663
GENERAL MILLS INC CMN                 COM  370334104    3,107      63,000    SH            SOLE                 63,000
REPUBLIC SERVICES INC CMN             COM  760759100    2,940      78,300    SH            SOLE                 78,300
AARON RENTS INC CMN                   COM  002535201    2,905     137,825    SH            SOLE                137,825
CAMPBELL SOUP CO CMN                  COM  134429109    2,775      93,200    SH            SOLE                 93,200
LIMITED BRANDS, INC. CMN              COM  532716107    2,655     118,800    SH            SOLE                118,800
H.J.HEINZ CO. CMN                     COM  423074103    2,556      75,800    SH            SOLE                 75,800
FURNITURE BRANDS INTERNATIONAL INC    COM  360921100    2,521     112,900    SH            SOLE                112,900
AUTOLIV INC CMN                       COM  052800109    2,098      46,200    SH            SOLE                 46,200
HEALTH MANAGEMENT ASSOC.
  CL A CMN CLASS A                    COM  421933102    1,864      84,900    SH            SOLE                 84,900
CLEAR CHANNEL COMMUNICATIONS CMN      COM  184502102    1,761      56,000    SH            SOLE                 56,000
COMMERCE BANCORP INC N.J. CMN         COM  200519106    1,672      48,600    SH            SOLE                 48,600
GOLDEN WEST FINANCIAL CORP CMN        COM  381317106    1,631      24,706    SH            SOLE                 24,706
STUDENT LOAN CORP CMN                 COM  863902102    1,410       6,739    SH            SOLE                  6,739
UTAH MEDICAL PRODS INC. CMN           COM  917488108      821      25,700    SH            SOLE                 25,700
WEYCO GROUP INC CMN                   COM  962149100      401      21,000    SH            SOLE                 21,000
MERCHANTS BANCSHARES INC CMN          COM  588448100      279      11,600    SH            SOLE                 11,600
                                                      -------
                                                      371,920
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